Fair Value Measurement and Disclosures - Summary of Estimated Fair Values Related to Carrying or Notional Amounts of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financial assets:
Securities available-for-sale	$ 220,486	$ 228,630		$ 193,289
Bank owned life insurance	20,843	20,563		19,991
Accrued interest receivable	3,422	3,260		2,499
Financial liabilities:
Securities sold under agreements to repurchase	7,149	7,975		13,865
Carrying Amount
Financial assets:
Cash and cash equivalents	58,505	47,507	$ 47,507	15,558
Certificates of deposit in banks	5,683	6,166	6,166	5,214
Securities available-for-sale	220,486	228,630	228,630	193,289
Restricted equity securities	1,324	1,941	1,941	1,259
Loans receivable	741,822	704,685	704,685	542,240
Loans held for sale	6,005	2,619	2,619	3,858
Bank owned life insurance	20,843	20,563	20,563	19,991
Accrued interest receivable	3,422	3,260	3,260	2,499
Financial liabilities:
Deposits	957,370	898,707	898,707	699,861
Accrued interest payable	480	462	462	121
Securities sold under agreements to repurchase	7,149	7,975	7,975	13,865
Federal Home Loan Bank advances		20,000	20,000	10,000
Federal funds purchased				1,153
Note payable	25,388	26,963	26,963	5,357
Estimate Fair Value | Quoted Prices In Active Markets For Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	58,505	47,507	47,507	15,558
Estimate Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets:
Certificates of deposit in banks	5,683	6,166	6,166	5,214
Securities available-for-sale	220,486	228,630	228,630	193,289
Loans receivable	747,839	699,076	699,076	536,701
Loans held for sale	6,005	2,619	2,619	3,858
Bank owned life insurance	20,843	20,563	20,563	19,991
Accrued interest receivable	3,422	3,260	3,260	2,499
Financial liabilities:
Deposits	930,511	861,683	861,683	675,871
Accrued interest payable	480	462	462	121
Securities sold under agreements to repurchase	7,149	7,975	7,975	13,865
Federal Home Loan Bank advances		19,999	19,999	9,997
Federal funds purchased				1,153
Note payable	25,388	26,963	26,963	5,357
Estimate Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets:
Restricted equity securities	1,324	1,941	1,941	1,259
Loans receivable	$ 4,182	$ 3,782	$ 3,782	$ 4,654